Description of Organization and Business Operations	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Description of Organization and Business Operations
Note 1 – Description of Organization and Business Operations
Good Works Acquisition Corp. (the “Company”) was incorporated in Delaware on June 24, 2020. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (the “Business Combination”).
The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of March 31, 2021, the Company had not commenced any operations. All activity for the period from June 24, 2020 (inception) through March 31, 2021 relates to the Company’s formation and initial public offering (“Public Offering” or “IPO”), and since completion of the IPO, searching for a target with which to consummate a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-
operating income in the form of interest income from the proceeds derived from the Public Offering and placed in the Trust Account (defined below). The Company has selected December 31 as its fiscal year end.
Initial Public Offering
On October 22, 2020, the Company completed the sale of 15,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units being offered, the “Public Shares”) at $10.00 per Unit, generating gross proceeds of $150,000,000 which is described in Note 3.
Simultaneous with the closing of the IPO, the Company completed the sale of 228,000 Private Units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to certain funds and accounts managed by Magnetar Financial LLC, Mint Tower Capital Management B.V., Periscope Capital Inc., and Polar Asset Management Partners Inc. (collectively, the “Anchor Investors”), generating gross proceeds of $2,228,000, which is described in Note 4.
In connection with the IPO, the underwriters were granted a
45-day
option from the date of the prospectus (the “Over-Allotment Option”) to purchase up to 2,250,000 additional units to cover over-allotments (the “Over- Allotment Units”), if any. On October 26, 2020, the underwriters purchased an additional 1,500,000 Over-Allotment Units pursuant to the partial exercise of the Over-Allotment Option, generating proceeds of $15,000,000. On November 17, 2020, the underwriters purchased an additional 500,000 Over-Allotment Units pursuant to the partial exercise of the Over-Allotment Option, generating additional gross proceeds of $5,000,000.
On November 17, 2020 the underwriters canceled the remainder of the Over-Allotment Option. In connection with the cancellation of the remainder of the Over-Allotment Option, on November 17, 2020, the Company cancelled an aggregate of 62,500 shares of common stock issued to
I-B
Good Works LLC, the Company’s sponsor (“Sponsor”).
Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the
Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (as defined below) (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the “Investment Company Act”). Management agreed that an amount equal to at least $10.00 per Unit sold in the Public Offering will be held in a trust account (“Trust Account”), located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the Trust Account, as described below.
The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. In the event of a complete liquidation of the Company, the Trust Account could be further reduced by up to $100,000 for expenses of the liquidation). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
The Public Shares subject to redemption are recorded at redemption value and classified as temporary equity in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 immediately before or after such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC containing substantially the same information as would be included in a proxy statement prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor, an affiliate of
I-Bankers
Securities,
Inc.(“I-Bankers
Securities”), the representative of the underwriters for the Company’s Public Offering, and the Company’s management and directors have agreed to vote their Founder Shares and any Public Shares purchased during or after the Public Offering (a) in favor of approving a Business Combination and (b) not to convert any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction or don’t vote at all.

Sponsor and the Company’s management and Directors have agreed (a) to waive their redemption rights with respect to their Founder Shares and any Public Shares held by them in connection with the completion of a Business Combination, (b) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to consummate a Business Combination and (c) not to propose an amendment to the Amended and Restated Certificate of Incorporation that would affect a public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
The Company has 21 months from the closing of the Public Offering to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
In order to protect the amounts held in the Trust Account, Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.00 per Public Share, except as to any claims by a third party who executed an agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Proposed Business Combination
On March 5
,
2021, the Company (or “Good Works”) entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “
Merger Agreement
”), by and among Currency Merger Sub, Inc., a Delaware corporation and a wholly-owned direct subsidiary of the Company (“
Merger Sub
”), and Cipher Mining Technologies Inc., a Delaware corporation (“
Cipher
”).
The Merger Agreement and the transactions contemplated thereby were approved by the boards of directors of each of Good Works and Cipher.

The Business Combination
The Merger Agreement provides for, among other things, the following transactions at the closing: (i) Merger Sub will merge with and into Cipher, with Cipher as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of Good Works (the “
Merger
”) and, in connection with the Merger, (ii) Good Works will change its name to Cipher Mining Inc. The Merger and the other transactions contemplated by the Merger Agreement are hereinafter referred to as the “
Business Combination
”.
The Business Combination is expected to close in the second quarter of 2021, following the receipt of the required approval by Good Works stockholders and the fulfillment (or waiver) of other customary closing conditions.
Business Combination Consideration
In accordance with the terms and subject to the conditions of the Merger Agreement, each share of Cipher common stock, par value $0.001 issued and outstanding shall be converted into the right to receive four hundred thousand (400,000) shares of Good Works common stock, par value $0.001 (“
Good Works Common Stock
”); provided that the exchange ratio shall be adjusted as needed to ensure the aggregate Merger consideration received by the sole stockholder of Cipher equals two hundred million (200,000,000) shares of Good Works Common Stock (at a value of ten dollars ($10.00) per share).
Governance
Good Works has agreed to take all action within its power as may be necessary or appropriate such that, effective immediately after the closing of the Business Combination, Cipher Mining Inc.’s board of directors shall consist of seven directors, which directors shall be nominated pursuant to the Merger Agreement, which nominees include one Good Works designee. Additionally, the current Cipher management team will move to Good Works in their current roles and titles.
Representations and Warranties; Covenants
The Merger Agreement contains representations, warranties and covenants of each of the parties thereto that are customary for transactions of this type, including with respect to the operations of Good Works and Cipher and that each of the parties have undertaken to procure approval under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “
HSR Act
”). In addition, Good Works has agreed to adopt an equity incentive plan as described in the Merger Agreement.
Conditions to Each Party’s Obligations
The obligation of Good Works and Cipher to consummate the Business Combination is subject to certain closing conditions, including, but not limited to, (i) the expiration or termination of the applicable waiting period under the HSR Act, (ii) the approval of Good Works stockholders, (iii) the approval of Cipher’s stockholders and (iv) the Registration Statement (as defined below) becoming effective.
In addition, the obligation of Good Works to consummate the Business Combination is subject to the fulfillment (or waiver) of other closing conditions, including, but not limited to, (i) the representations and warranties of Cipher being true and correct to the standards applicable to such representations and warranties and each of the covenants of Cipher having been performed or complied with in all material respect, (ii) the delivery to Good Works of evidence of satisfactory Tail Insurance (as defined in the Merger Agreement) to be bound as of the closing, and (iii) delivery of all ancillary agreements required to be executed and delivered by Cipher or its sole stockholder and (iv) no Material Adverse Effect (as defined in the Merger Agreement) shall have occurred.
The obligation of Cipher to consummate the Business Combination is also subject to the fulfillment (or waiver) of other closing conditions, including, but not limited to, (i) the representations and warranties of Good Works and Merger Sub being true and correct to the standards applicable to such representations and warranties and each of the covenants of Good Works having been performed or complied with in all material respects, (ii) the aggregate cash proceeds from Good Works trust account, together with the proceeds from the PIPE Financing (as defined below), equaling no less than $400,000,000 (after deducting any amounts paid to Good Works stockholders that exercise their redemption rights in connection with the Business Combination and net of unpaid transaction expenses incurred or subject to reimbursement by Good Works), (iii) Good Works total outstanding Indebtedness (as defined in the Merger Agreement) shall be less than twenty-five million dollars ($25,000,000.00), and (iv) the approval by Nasdaq of Good Works listing application in connection with the Business Combination
.
Termination
The Merger Agreement may be terminated under certain customary and limited circumstances prior to the closing of the Business Combination, including, but not limited to, (i) by mutual written consent of Good Works and Cipher, (ii) by Good Works if there is any breach of the representations and warranties of Cipher or if Cipher Mining fails to perform any covenant or agreement set forth in the Merger Agreement, in each case, such that certain conditions to closing cannot be satisfied and the breach or breaches of such representations or warranties or the failure to perform such covenant or agreement, as applicable, are not cured or cannot be cured within certain specified time periods, (iii) termination by Cipher if there is any breach of the representations and warranties of Good Works or if Good Works fails to perform any covenant or agreement set forth in the Merger Agreement, in each case, such that certain conditions to closing cannot be satisfied and the breach or breaches of such representations or warranties or the failure to perform such covenant or agreement, as applicable, are not cured or cannot be cured within certain specified time periods, (iv) subject to certain limited exceptions, by either Good Works or Cipher if the Business Combination is not consummated within six months of signing of the Merger Agreement, (v) by either Good Works or Cipher if certain required approvals are not obtained by Good Works stockholders after the conclusion of a meeting of Good Works stockholders held for such purpose at which such stockholders voted on such approvals, and (vi) termination by Good Works if Cipher’s sole stockholder does not deliver to Good Works a written consent approving the Business Combination within ten business days of the Consent Solicitation Statement (as defined in the Merger Agreement) being disseminated.
If the Merger Agreement is validly terminated, none of the parties to the Merger Agreement will have any liability or any further obligation under the Merger Agreement other than customary confidentiality obligations, except in the case of Willful Breach (as defined in the Merger Agreement).
Good Works Sponsor Support Agreement
Concurrently with the execution of the Merger Agreement, Good Works, and
I-B
Good Works, LLC (the “
Sponsor
”) and certain other stockholders of Good Works entered into an Acquiror Support Agreement (the “
Acquiror Support Agreement
”) pursuant to which the parties agreed to, among other things, (i) vote at any meeting of the stockholders of Good Works all of its shares of Good Works Common Stock held of record or thereafter acquired in favor of the Proposals (as defined in the Merger Agreement), (ii) be bound by certain other covenants and agreements related to the Business Combination and (iii) be bound by certain transfer restrictions with respect to such securities, prior to the closing of the Business Combination, in each case, on the terms and subject to the conditions set forth in the Acquiror Support Agreement.

Cipher Support Agreement
Concurrently with the execution of the Merger Agreement, the sole stockholder of Cipher representing the requisite votes necessary to approve the Business Combination entered into support agreements (the “
Company Support Agreement
”) with Good Works and Cipher, pursuant to which such holder agreed to (i) vote at any meeting of the stockholders of Cipher all of its Cipher Common Stock held of record or thereafter acquired in favor of the Proposals (as defined in the Merger Agreement) and appoint Good Works as such holder’s proxy, (ii) be bound by certain other covenants and agreements related to the Business Combination and (iii) be bound by certain transfer restrictions with respect to such securities, in each case, on the terms and subject to the conditions set forth in the Company Support Agreement.
Restrictive Covenant Agreements
Concurrently with the execution of the Merger Agreement, Bitfury Top Holdco B.V. (“
Bitfury
”), Cipher’s sole stockholder, and Good Works entered into a Restrictive Covenant Agreement pursuant to which Bitfury agreed, during the term of the agreement and subject to the parameters and limitations set forth in the agreement, not to hire or solicit Cipher Mining Inc.’s employees, not to compete with Cipher Mining Inc. and not to disparage Cipher Mining Inc. The agreement will terminate upon the earlier of seven years from the date of its execution or the termination of the Master Services and Supply Agreement (the “
MSSA
”) between Bitfury Holding B.V. (“
BHBV
”) and Cipher. The MSSA is included as Exhibit F to Exhibit 2.1 hereto, and the terms of the MSSA are incorporated herein by reference. Concurrently with the execution of the Merger Agreement, BHBV and Good Works entered into a Restrictive Covenant Agreement pursuant to which BHBV agreed, during the term of the agreement and subject to the parameters and limitations set forth in the agreement, not to hire or solicit Cipher Mining Inc.’s employees, not to compete with Cipher Mining Inc. and not to disparage Cipher Mining Inc.. The agreement will terminate upon the earlier of seven years from the date of its execution or the termination of the MSSA.
PIPE Financing (Private Placement)
Concurrently with the execution of the Merger Agreement, Good Works entered into subscription agreements (the “
Subscription Agreements
”) with certain investors (the “
PIPE Investors
”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and Good Works agreed to issue and sell to such investors, immediately following the Closing (as defined in the Merger Agreement), an aggregate of 37,500,000 shares of Good Works Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $375,000,000 (the “
PIPE Financing
”).
The closing of the PIPE Financing is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that Good Works will grant the investors in the PIPE Financing certain customary registration rights.
Bitfury Private Placement
Concurrently with the execution of the Merger Agreement and the execution of the Subscription Agreements with the PIPE Investors, Bitfury agreed to subscribe for and purchase, and Good Works agreed to issue and sell to Bitfury, concurrent with the Closing (as defined in the Merger Agreement), an aggregate of 5,000,000 shares of Good Works Common Stock in exchange for a benefit-in-kind
commitment as payment for such shares (the “Bitfury Private Placement”) pursuant to a subscription agreement with Good Works (the “
Bitfury Subscription Agreement
”). Bitfury agreed to cause BHBV to discount the Service Fees (as that term is defined in the MSSA) charged by BHBV under the MSSA as follows: that the first $200,000,000 of Service Fees payable by Cipher to BHBV under the MSSA described above shall be subject to a discount of 25%, to be applied at the point of invoicing and shown as a separate line item on each relevant invoice. For the avoidance of doubt, when the aggregate value of such discount reaches $50,000,000, such discount shall automatically cease to apply. Such discount shall constitute BHBV’s benefit-in-kind
commitment as payment on behalf of its parent entity, for the issuance of the 5,000,000 shares of Good Works Common Stock pursuant to the Bitfury Private Placement.
As disclosed in Note 11—Subsequent Events, on
July 8, 2021,

the Bitfury Subscription Agreement was amended and restated in its entirety to provide that the 25% benefit-in-kind discount under the MSSA (in consideration for Bitfury’s purchase of an aggregate of 5,000,000 shares of Good Works Common Stock at a purchase price of $10.00 per share) will instead be paid as a $50 million cash payment, which will be made at Closing (as defined in the Merger Agreement) in the form of cash and/or forgiveness of outstanding indebtedness owed by Cipher to Bitfury.
Lock-Ups
The Sponsor, certain holders of Good Works Common Stock, and Bitfury, Cipher’s sole stockholder immediately prior to the closing of the Business Combination, will enter into lock-up
agreements (the “
Lock-Up
Agreements
”) and be subject to post-closing
lock-ups
with respect to their shares of Good Works Common Stock (but excluding any Private Placement Units, which are units that were issued in a private placement to Good Works’ anchor investors simultaneously with the closing of its initial public offering; each unit consists of one share of Common Stock and one-half
of one warrant and were purchased at a price of $10.00 per Private Placement Unit and excluding any shares of Good Works Common Stock issued to Bitfury in the Bitfury Private Placement, which are subject to a separate lock-up
restriction, as described in the Bitfury Subscription Agreement); provided that the term of the
Lock-Up
shall be two years and the
Lock-up
will allow certain amounts of the shares to be publicly sold after 180 days, subject, in each case, to customary terms and conditions.

Amended and Restated Registration Rights Agreement
At the closing of the Business Combination, the Sponsor, certain stockholders of Good Works, and Bitfury (collectively, the “
Holders
”) will enter into an amended and restated registration rights agreement (the “
Registration Rights Agreement
”) with Good Works pursuant to which, among other things, the parties thereto will be granted certain customary registrant rights with respect to shares of Good Works Common Stock.
Liquidity and Capital Resources
As of March 31, 2021, we had $613,606 of cash and cash equivalents and a working capital of approximately $502,052.
The Company does not believe it will need to raise additional funds in order to meet the expenditures required for operating our business. However, if our estimate of the costs of identifying a target business, undertaking in-depth
due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, we may have insufficient funds available to operate our business prior to our Business Combination. Moreover, we may need to obtain additional financing either to complete our Business Combination or because we become obligated to redeem a significant number of our public shares upon consummation of our Business Combination, in which case we may issue additional securities or incur debt in connection with such Business Combination. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our Business Combination. If we are unable to complete our Business Combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the Trust Account. In addition, following our Business Combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.